Biological assets - Biological Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 266,444	$ 195,178	$ 165,693
Cattle for dairy production
Disclosure of fair value measurement of assets [line items]
Biological assets	29,483	18,428
Cattle for dairy production | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Cattle for dairy production | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	29,483	18,428
Cattle for dairy production | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	7,896	7,037
Breeding cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	7,896	7,037
Breeding cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	880	771
Other cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	880	771
Other cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane
Disclosure of fair value measurement of assets [line items]
Biological assets	109,431	71,327
Sown land – sugarcane | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	109,431	71,327
Sown land – crops
Disclosure of fair value measurement of assets [line items]
Biological assets	66,002	54,886
Sown land – crops | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	66,002	54,886
Sown land – rice
Disclosure of fair value measurement of assets [line items]
Biological assets	52,752	42,729
Sown land – rice | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 52,752	$ 42,729